BRADFORD
                                   GOVERNMENT
                                   OBLIGATIONS
                                  MONEY MARKET
                                    PORTFOLIO



                                J.C. Bradford & Co.

                      MEMBER NEW YORK STOCK EXCHANGE, INC.

                                 [LOGO OMITTED]



                               Semi-Annual Report
                                February 28, 1997

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT





     Economic activity continued its sawtooth pattern in the second half of 1996 by dipping sharply in the third quarter but recovering strongly in the last three months. Fourth quarter GDP was initially reported at 4.7%, led by gains in industrial production, capacity utilization and housing. The pace of new job creation also continued strong and market sentiment began to focus on the possibility that wage pressures might raise inflation. For the year, both the consumer and producer price indices showed gains of about 3%, however, the core rates, excluding the more volatile food and energy components were less troubling. The Federal Reserve maintained a close watch over the markets and was often thought to be on the verge of tightening monetary policy. This increased the volatility of short-term rates during the period, but no change in monetary policy was effected. The Fed's strongest impact on the markets was in early December when the chairman spoke of the "irrational exuberance" that existed and warned investors of sudden changes in fortune. The markets weakened for a short while, but by the middle of February, the Dow Jones Industrial Average, for example, had another added 600 points to its upward climb.

     Short-term taxable interest rates continued to trade off of the 5.25% federal funds rate, but near-term fluctuations were volatile and the yield curve took on varying degrees of positive slope depending on the perceived timing of a Fed tightening. As also usually happens, year-end pressures pushed yields on one and two-month obligations to temporary highs, as issuers tried to induce investors to put money into early 1997. This increase in rates provided opportunity for the funds to enhance portfolio yields by extending that portion of their cash that was not needed to provide year-end liquidity. The effect of these actions late in the year was a gradual lengthening in the funds' average weighted maturities to a 40-day target for the government portfolio and a 55-day target for the money market portfolio.

     Looking ahead, the course of monetary policy will be closely watched and hotly debated. Chairman Greenspan has already warned the markets about a "preemptive strike" on interest rates to prevent a rekindling of inflation. The economy appears to be expanding at a 2.5-3.0% pace and inflation continues to hover around 3.0%. In this environment, short-term rates could well remain at current levels for some time, however, there is a clear bias, on the part of the Fed, to tighten monetary policy.

                     PNC Institutional Management Corporation
                     (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1997
                                   (UNAUDITED)


                                      PAR
                                     (000)       VALUE
                                   --------  -------------
AGENCY OBLIGATIONS--69.7%
FEDERAL FARM CREDIT BANK--8.1%
   4.950% 03/03/97 ...............  $ 7,000   $ 6,999,812
   5.400% 04/01/97 ...............   30,000    29,996,651
   5.510% 01/02/98 ...............   10,000     9,985,383
                                             ------------
                                               46,981,846
                                             ------------
FEDERAL HOME LOAN BANK--3.6%
   7.070% 03/03/97 ...............    6,500     6,500,565
   5.200% 10/27/97 ...............   15,000    14,480,000
                                             ------------
                                               20,980,565
                                             ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION--18.1%
   5.190% 03/18/97 ...............   23,000    22,943,631
   5.230% 04/07/97 ...............   20,000    19,892,494
   5.160% 05/12/97 ...............   15,000    14,845,200
   5.160% 05/14/97 ...............    8,350     8,261,434
   5.160% 05/20/97 ...............   20,000    19,770,667
   5.260% 07/15/97 ...............   10,000     9,801,289
   5.520% 11/06/97 ...............    9,000     8,994,457
                                             ------------
                                              104,509,172
                                             ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--25.3%
   5.230% 03/04/97(DAGGER) .......   10,000    10,000,000
   5.340% 03/04/97(DAGGER) .......   10,000     9,997,287
   5.313% 03/06/97(DAGGER) .......   20,000    19,999,793
   5.309% 03/17/97(DAGGER) .......   20,000    19,997,973
   5.278% 03/30/97(DAGGER) .......   10,000     9,994,823
   5.240% 04/10/97 ...............    9,875     9,817,506
   5.170% 04/16/97 ...............   20,000    19,867,878
   5.245% 04/18/97 ...............   10,000     9,930,067
   5.240% 07/11/97 ...............   24,075    23,612,439
   6.020% 09/05/97 ...............    3,000     3,006,740
   5.600% 01/16/98 ...............   10,000     9,989,886
                                             ------------
                                              146,214,392
                                             ------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER)--14.6%
   5.320% 03/04/97(DAGGER) .......    5,000     4,999,672
   5.320% 03/04/97(DAGGER) .......   20,000    19,993,340
   5.330% 03/04/97(DAGGER) .......    9,000     8,999,076
   5.340% 03/04/97(DAGGER) .......    5,000     5,000,000


                                      PAR
                                     (000)       VALUE
                                   --------  -------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER)--(CONTINUED)
   5.340% 03/04/97(DAGGER) .......  $30,000  $ 30,000,000
   5.360% 03/04/97(DAGGER) .......   15,000    14,998,207
                                             ------------
                                               83,990,295
                                             ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $402,676,270) .......             402,676,270
                                             ------------
UNITED STATES TREASURY OBLIGATIONS--2.6%
U.S. TREASURY NOTES--2.6%
   6.875% 03/31/97 ...............    5,000     5,005,375
   6.500% 04/30/97 ...............   10,000    10,012,695
                                             ------------
     TOTAL U. S. TREASURY
       OBLIGATIONS
       (Cost $15,018,070) ........             15,018,070
                                             ------------
REPURCHASE AGREEMENTS--27.3%
Donaldson,  Lufkin & Jenrette
   (Agreement dated 02/28/97
   to be repurchased at
   $100,045,250, collateralized
   by $306,970,150 Federal
   National Mortgage
   Association due 01/01/12.
   Market value of collateral
   is $103,007,239.)
   5.430% 03/03/97 ...............  100,000   100,000,000
Goldman Sachs & Co.
   (Agreement dated 02/28/97
   to be repurchased at
   $37,216,585, collateralized
   by $38,805,000 U.S.
   Treasury Bond 6.625%
   due 02/15/27. Market
   value of collateral is
   $37,944,776.)
   5.350% 03/03/97 ................  37,200    37,200,000
Lehman Government Securities Inc.
   (Agreement dated 02/28/97
   to be repurchased at
   $20,109,109, collateralized
   by $114,075,000 Strip of
   Principal due 08/15/21.
   Market value of collateral is
   $20,502,700.)
   5.438% 03/03/97 ................  20,100    20,100,000
                                             ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $157,300,000) ........           157,300,000
                                             ------------


                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)



                                               VALUE
                                           -------------
TOTAL INVESTMENTS AT VALUE--99.6%
   (Cost $574,994,340*) .................    $574,994,340
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.4% ...............       2,319,057
                                             ------------
NET ASSETS (Applicable to
   191,007,843 Bedford shares,
   46,301,694  Bradford
   shares, 340,009,863
   Janney Montgomery Scott
   shares and 800
   other shares) -- 100.0% ..............    $577,313,397
                                             ============
NET ASSET VALUE, offering and
   redemption price per share
   ($577,313,397 (DIVIDE) 577,320,200) ..           $1.00
                                                    =====
* Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of February 28, 1997 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.


                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1997 (UNAUDITED)

INVESTMENT INCOME
   Interest ...............................   $15,401,603
                                              -----------
EXPENSES
   Investment advisory fees ...............     1,185,738
   Distribution fees ......................     1,676,849
   Directors' fees ........................         6,363
   Custodian fees .........................        52,982
   Transfer agent fees ....................       270,566
   Legal fees .............................        12,957
   Audit fees .............................         7,094
   Registration fees ......................       116,000
   Insurance expense ......................         5,741
   Printing expense .......................        48,149
                                              -----------
                                                3,382,439
   Less fees waived .......................      (355,487)
   Less expense reimbursement by Advisor ..      (200,690)
                                              -----------
      Total expenses ......................     2,826,262
                                              -----------
Net investment income .....................    12,575,341
                                              -----------
Realized gain on investments ..............         5,472
                                              -----------
Net increase in net assets resulting
   from operations ........................   $12,580,813
                                              ===========




STATEMENT OF CHANGES IN NET ASSETS
                                     FOR THE             FOR THE
                                SIX MONTHS ENDED      YEAR ENDED
                                FEBRUARY 28, 1997   AUGUST 31, 1996
                                -----------------   ---------------
                                   (UNAUDITED)
Increase (decrease) in net assets:
Operations:
   Net investment income .......  $ 12,575,341       $ 25,224,326
   Net gain (loss) on
     investments ...............         5,472            (10,995)
                                  ------------       ------------
   Net increase in net assets
     resulting from
     operations ................    12,580,813         25,213,331
                                  ------------       ------------
Distributions to Shareholders:
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0219 and
     $.0458 respectively,
     per share) ................    (4,396,015)        (8,829,111)
   Bradford shares ($.0219 and
     $.0458, respectively,
     per share) ................    (1,010,118)        (2,208,959)
   Janney Montgomery Scott
     shares ($.0218 and
     $.0456, respectively,
     per share) ................    (7,169,208)        (14,186,256)
Distributions to shareholders
   from net realized
   short-term gains:
   Bedford shares ..............            --            (12,697)
   Bradford shares .............            --             (3,154)
   Janney Montgomery Scott
     shares ....................            --            (18,204)
                                  ------------       ------------
     Total distributions to
       shareholders ............   (12,575,341)       (25,258,381)
                                  ------------       ------------
Net capital share
   transactions ................    20,760,920         44,099,699
                                  ------------       ------------
Total increase in net assets ...    20,766,392         44,054,649
Net Assets:
   Beginning of period .........   556,547,005        512,492,356
                                  ------------       ------------
   End of period ...............  $577,313,397       $556,547,005
                                  ============       ============


                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                            FINANCIAL HIGHLIGHTS (c)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                                    FOR THE PERIOD
                                              FOR THE        FOR THE       FOR THE      FOR THE       FOR THE      JANUARY 10, 1992
                                            SIX MONTHS        YEAR          YEAR         YEAR          YEAR        COMMENCEMENT OF
                                               ENDED          ENDED         ENDED        ENDED         ENDED        OPERATIONS) TO
                                           FEBRUARY 28,     AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,       AUGUST 31,
                                               1997           1996          1995          1994          1993             1992
                                           ------------    -----------   -----------   -----------   -----------   ----------------
                                            (UNAUDITED)

 Net asset value,
    beginning of period ..................   $   1.00       $   1.00      $   1.00       $   1.00      $   1.00        $   1.00
                                             --------       --------      --------       --------      --------        --------
 Income from investment operations:
   Net investment income .................     0.0219         0.0458        0.0475         0.0270        0.0231          0.0208
   Net gains on securities
     (both realized and unrealized) ......         --             --            --             --            --          0.0009
                                             --------       --------      --------       --------      --------        --------
     Total from investment operations ....     0.0219         0.0458        0.0475         0.0270        0.0231          0.0217
                                             --------       --------      --------       --------      --------        --------
 Less distributions
 Dividends (from net
    investment income) ...................    (0.0219)       (0.0458)      (0.0475)       (0.0270)      (0.0231)        (0.0208)
 Distributions (from capital gains) ......         --             --            --             --            --         (0.0009)
                                             --------       --------      --------       --------      --------        --------

     Total distributions .................    (0.0219)       (0.0458)      (0.0475)       (0.0270)      (0.0231)        (0.0217)
                                             --------       --------      --------       --------      --------        --------
 Net asset value, end of period ..........   $   1.00       $   1.00      $   1.00       $   1.00      $   1.00        $   1.00
                                             ========       ========      ========       ========      ========        ========
 Total Return ............................    4.51%(b)         4.68%         4.86%          2.73%         2.33%         3.42%(b)
 Ratios /Supplemental Data
   Net assets, end of period (000) .......    $46,262        $57,190       $46,509        $39,732       $50,523         $42,477
   Ratios of expenses to
     average net assets .................. .975%(a)(b)       .975%(a)      .975%(a)       .975%(a)      .975%(a)     .975%(a)(b)
   Ratios of net investment
     income to average
     net assets ..........................    4.42%(b)        4.58%          4.75%          2.70%         2.31%         3.23%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.13% annualized for the six months ended February 28, 1997, 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1996,
     1995, 1994, and 1993, respectively and 1.15% annualized for the period ended August 31 1992.

(b)  Annualized.

(c) Financial Highlights relate soley to the Bradford Class of shares within the portfolio.


                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 1997
                                   (UNAUDITED)



NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 13.48 billion shares are currently classified into seventy-seven classes. Each class represents an interest in one of nineteen investment portfolios of the Fund. The classes have been grouped into sixteen separate "families," nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family, and the Bradford Family. The Bradford Government Obligations Money Market Shares represents an interest in the Government Obligations Money Market Portfolio, which is covered by this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have the portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Government Obligations Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

               .45% of first $250 million of net assets;
               .40% of next $250 million of net assets;
               .35% of net assets in excess of $500 million

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within this portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 1997, advisory fees and waivers for the investment portfolio were as follows:

                      GROSS                                  NET
                    ADVISORY                              ADVISORY
                       FEE              WAIVER               FEE
                  ------------       ------------        -----------
                   $1,185,738         $(355,487)          $ 830,251

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent. For the six months ended February 28,1997, transfer agency fees for each class of shares within the investment portfolio were as follows:

                                                        TRANSFER AGENCY
                                                              FEE
                                                        ---------------
          Bedford Class                                    $ 31,956
          Bradford Class                                      1,100
          Janney Montgomery Scott Class                     237,510
                                                           --------
             Total                                         $270,566
                                                           ========

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Janney Montgomery Scott and Bradford Classes and up to .20% on an annualized basis for the Sansom Street Class.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the six months ended February 28, 1997, distribution fees for each class were as follows:
                                                      DISTRIBUTION
                                                          FEE
                                                      ------------
          Bedford Class                                $  559,976
          Bradford Class                                  137,216
          Janney Montgomery Scott Class                   979,657
                                                       ----------
             Total                                     $1,676,849
                                                       ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. No such payments were necessary for the six months ended February 28, 1997.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                            FOR THE               FOR THE
                                       SIX MONTHS ENDED         YEAR ENDED
                                       FEBRUARY 28, 1997      AUGUST 31, 1996
                                       -----------------      ---------------
                                          (UNAUDITED)
                                             VALUE                 VALUE
                                       -----------------      ---------------
Shares sold:
  Bedford Class                          $ 270,989,111        $   663,889,198
  Bradford Class                            84,417,833            180,761,217
  Janney Montgomery Scott Class            621,135,426          1,160,250,876
Shares issued in reinvestment
  of dividends:
  Bedford Class                              4,438,059              8,793,104
  Bradford Class                               982,160              2,158,629
  Janney Montgomery Scott Class              7,249,312             14,080,097
 Shares repurchased:
  Bedford Class                           (277,022,343)          (643,470,937)
  Bradford Class                           (96,290,034)          (172,234,746)
  Janney Montgomery Scott Class           (595,138,604)        (1,170,127,739)
                                         -------------        ---------------
Net increase                             $  20,760,920        $    44,099,699
                                         -------------        ---------------
Bradford Shares authorized                 500,000,000            500,000,000
                                         =============        ===============


                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)



NOTE 4. NET ASSETS

     At February 28, 1997, net assets consisted of the following: (Unaudited)

              Capital paid-in:
                 Bedford Class                            $191,007,843
                 Bradford Class                             46,301,694
                 Janney Montgomery Scott Class             340,009,863
                 Other Classes                                     800
              Accumulated net realized loss
                 on investments:
                 Bedford Class                                 (2,438)
                 Bradford Class                                  (821)
                 Janney Montgomery Scott Class                 (3,544)
                                                          ------------
                                                          $577,313,397
                                                          ============

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)



NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers two other class of shares representing an interest in the Government Obligations Money Market Portfolio: Bedford and Janney Montgomery Scott. Each class is marketed to different types of investors. The financial highlights are as follows:

THE BEDFORD FAMILY



                                                          GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                       ------------------------------------------------------------------------------
                                          FOR THE     FOR THE      FOR THE      FOR THE      FOR THE       FOR THE
                                        SIX MONTHS     YEAR         YEAR         YEAR         YEAR          YEAR
                                          ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                       FEBRUARY 28,  AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                           1997         1996         1995         1994         1993          1992
                                       ------------  ----------   ----------   -----------  -----------   -----------
                                       (UNAUDITED)

Net asset value,
  beginning of period ................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                         --------     --------     --------     --------     --------      --------
Income from investment operations:
  Net investment income ..............     0.0219       0.0458       0.0475       0.0270       0.0231        0.0375
  Net gains on securities (both
   realized and unrealized) ..........         --           --           --           --           --        0.0009
                                         --------     --------     --------     --------     --------      --------
     Total from investment
      operations .....................     0.0219       0.0458       0.0475       0.0270       0.0231        0.0384
                                         --------     --------     --------     --------     --------      --------
Less distributions:
  Dividends (from net investment
   income) ...........................    (0.0219)     (0.0458)     (0.0475)     (0.0270)     (0.0231)      (0.0375)
  Distributions (from
   capital gains) ....................         --           --           --           --           --       (0.0009)
                                         --------     --------     --------     --------     --------      --------
      Total distributions ............    (0.0219)     (0.0458)     (0.0475)     (0.0270)     (0.0231)      (0.0384)
                                         --------     --------     --------     --------     --------      --------
Net asset value, end of period .......   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                         ========     ========     ========     ========     ========      ========
Total Return .........................    4.51%(b)       4.68%        4.86%        2.73%        2.33%         3.91%
Ratios/Supplemental Data:
  Net assets, end of period (000) ....   $191,039     $192,599     $163,398     $166,418     $213,741      $225,101
  Ratios of expenses to average
   net assets ........................ .975%(a)(b)     .975%(a)     .975%(a)     .975%(a)     .975%(a)      .975%(a)
  Ratios of net investment income
   to average net assets .............    4.42%(b)       4.58%        4.75%        2.70%        2.31%         3.75%


(a) Without the waiver of advisory, distribution and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.13% annualized for the six months ended February 28, 1997, 1.10%, 1.13%, 1.17%, 1.18%, and 1.12% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

(b)  Annualized.



               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)



NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                               GOVERNMENT OBLIGATIONS
                                               MONEY MARKET PORTFOLIO
                                  ---------------------------------------------
                                                                 FOR THE PERIOD
                                    FOR THE        FOR THE       JUNE 12, 1995
                                   SIX MONTHS       YEAR         (COMMENCEMENT
                                     ENDED         ENDED         OF OPERATIONS)
                                  FEBRUARY 28,    AUGUST 31,     TO AUGUST 31,
                                     1997           1996             1995
                                  ------------    ----------     --------------
                                   (UNAUDITED)

Net asset value,
  beginning of period .........     $  1.00        $  1.00          $  1.00
                                    -------        -------          -------
Income from investment
  operations:
Net investment income .........      0.0218         0.0456           0.0109
                                    -------        -------          -------
    Total from investment
      operations ..............      0.0218         0.0456           0.0109
                                    -------        -------          -------
Less distributions
Dividends (from net
  investment income) ..........     (0.0218)       (0.0456)         (0.0109)
                                    -------        -------          -------
    Total distributions .......     (0.0218)       (0.0456)         (0.0109)
                                    -------        -------          -------
Net asset value,
  end of period ...............     $  1.00        $  1.00          $  1.00
                                    =======        =======          =======
Total Return ..................     4.48%(b)         4.66%          5.03%(b)
Ratios /Supplemental Data
  Net assets, end of
    period (000) ..............    $340,012       $306,757         $302,585
  Ratios of expenses
    to average
    net assets ................  1.00%(a)(b)       1.00%(a)      1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ................     4.39%(b)         4.56%          4.91%(b)



(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio, the ratio of expenses to average net assets would have been 1.25% annualized for the six months ended February 28, 1997, 1.25% and 1.28% for the years ended August 31, 1996 and 1995 respectively.

(b)  Annualized.